Summary of Significant Accounting Policies - Basic and Diluted Losses Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Line Items]
Net Loss From Continuing Operations	$ (1,047,109)	$ (57,111)	$ (106,723)
Net Income From Discontinued Operations			$ 147,752
Basic and Diluted Net Income (Loss) Attributable to Common Stock, Shares	9,223	9,309	9,311
Basic and Diluted Net Income From Discontinued Operations Attributable to Common Stock, Per Share			$ 15.36
Basic and Diluted Net Loss From Continuing Operations Attributable to Common Stock, Per Share	$ (113.53)	$ (6.20)	$ (11.09)
Continuing Operations
Earnings Per Share [Line Items]
Net Loss From Continuing Operations	$ (1,047,109)	$ (57,111)	$ (106,723)
Loss (Income) Allocable to Unvested Stock Grants		(595)	3,424
Basic and Diluted Net Loss From Continuing Operations Attributable to Common Stock	$ (1,047,109)	$ (57,706)	$ (103,299)
Basic and Diluted Net Income (Loss) Attributable to Common Stock, Shares	9,223	9,309	9,311
Basic and Diluted Net Loss From Continuing Operations Attributable to Common Stock, Per Share	$ (113.53)	$ (6.20)	$ (11.09)
Discontinued Operations
Earnings Per Share [Line Items]
Net Income From Discontinued Operations			$ 147,752
Loss (Income) Allocable to Unvested Stock Grants			(4,742)
Basic and Diluted Net Income From Discontinued Operations Attributable to Common Stock			$ 143,010
Basic and Diluted Net Income (Loss) Attributable to Common Stock, Shares			9,311
Basic and Diluted Net Income From Discontinued Operations Attributable to Common Stock, Per Share			$ 15.36